Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 27, 2021	Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Segment Reporting Information [Line Items]
Segment Reporting

14.   Segment Reporting:

The Company’s segment reporting structure uses the Company’s management reporting structure as the foundation for how the Company manages its business. The Company periodically evaluates its segment reporting structure in accordance with ASC 350-20-55 and has concluded that it has three reportable segments as of March 27, 2021: Hardware and Protective Solutions, Robotics and Digital Solutions, and Canada. The Company evaluates the performance of its segments based on revenue and income (loss) from operations, and does not include segment assets nor non-operating income/expense items for management reporting purposes.

The table below presents revenues and income (loss) from operations for our reportable segments for the thirteen weeks ended March 27, 2021 and thirteen weeks ended March 28, 2020.

	Thirteen Weeks	Thirteen Weeks
	Ended	Ended
	March 27, 2021	March 28, 2020
Revenues
Hardware and Protective Solutions	$250,929	$213,176
Robotics and Digital Solutions	55,879	56,308
Canada	34,473	26,352
Total revenues	$341,281	$295,836
Segment income (loss) from operations
Hardware and Protective Solutions	$6,050	$8,853
Robotics and Digital Solutions	154	5,896
Canada	(424)	(5,303)
Total income from operations	$5,780	$9,446

19.  Segment Reporting and Geographic Information:

The Company’s segment reporting structure uses the Company’s management reporting structure as the foundation for how the Company manages its business. The Company periodically evaluates its segment reporting structure in accordance with ASC 350‑20‑55 and has concluded that it has three reportable segments as of December 26, 2020.

The segments are as follows:

•	Hardware and Protective Solutions
•	Robotics and Digital Solutions
•	Canada

The Hardware and Protective Solutions segment distributes fasteners and related hardware items, threaded rod, personal protective equipment, and letters, numbers, and signs to hardware stores, home centers, mass merchants, and other retail outlets primarily in the United States and Mexico.

The Robotics and Digital Solutions segment consists of key duplication and engraving kiosks that can be operated directly by the consumer. The kiosks operate in retail and other high-traffic locations offering customized licensed and unlicensed products targeted to consumers in the respective locations. It also includes our associate-assisted key duplication systems and key accessories. The Robotics and Digital Solutions segment also includes Resharp, our robotic knife sharpening business, and Instafob, which specializes in RFID key duplication technology.

The Canada segment distributes fasteners and related hardware items, threaded rod, keys, key duplicating systems, accessories, personal protective equipment, and identification items, such as tags and letters, numbers, and signs to hardware stores, home centers, mass merchants, industrial distributors, automotive aftermarket distributors, and other retail outlets and industrial Original Equipment Manufacturers (“OEMs”) in Canada. The Canada segment also produces fasteners, stampings, fittings, and processes threaded parts for automotive suppliers and industrial OEMs.

The Company uses profit or loss from operations to evaluate the performance of its segments, and does not include segment assets or non-operating income/expense items for management reporting purposes. Profit or loss from operations is defined as income from operations before interest and tax expenses. Segment revenue excludes sales between segments, which is consistent with the segment revenue information provided to the Company’s chief operating decision maker (“CODM”).

In the year ended December 29, 2018 the Company acquired Minute Key and Big Time (see Note 5 — Acquisitions of the Notes to Consolidated Financial Statements for additional information). Minute Key is included in our Robotics and Digital Solutions segment while Big Time is included in our Hardware and Protective Solutions segment.

The table below presents revenues and income (loss) from operations for the reportable segments for the years ended December 26, 2020, December 28, 2019, and December 29, 2018.

	Year Ended	Year Ended	Year Ended
	December 26,	December 28,	December 29,
	2020	2019	2018
Revenues
Hardware and Protective Solutions	$1,024,392	$853,016	$636,717
Robotics and Digital Solutions	209,287	236,086	196,043
Canada	134,616	125,260	141,415
Total revenues	$1,368,295	$1,214,362	$974,175
Segment Income (Loss) from Operations
Hardware and Protective Solutions	$67,313	$14,204	$18,555
Robotics and Digital Solutions	3,177	3,385	17,705
Canada	(4,724)	(9,894)	(8,817)
Total segment income from operations	$65,766	$7,695	$27,443